Acquisition of GCI - Additional Information (Detail) - Seaspan [Member]	Mar. 13, 2018 USD ($) Vessel Containership $ / shares shares	Dec. 31, 2019 USD ($) shares	Sep. 30, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares
Business Acquisition [Line Items]
Shares issued | shares		0		1,986,449
Exchange of shares amount		$ 0		$ 48,100,000
GCI [Member]
Business Acquisition [Line Items]
Percentage of interest in acquired entity	89.20%
Aggregate purchase price	$ 498,050,000
Escrow deposit	10,000,000
GCI [Member] | Time Charter Contracts [Member]
Business Acquisition [Line Items]
Fair value of contracts	$ 100,750,000
Identifiable contracts, estimated useful life	5 years 3 months 18 days
GCI [Member] | Series D Preferred Shares [Member]
Business Acquisition [Line Items]
Shares issued | shares	1,986,449		1,923,585
Right to repurchase of temporary equity shares, commencing date	Sep. 13, 2019
Right to repurchase of temporary equity shares, ending date	Oct. 13, 2019
Price per share at that time of repurchase | $ / shares	$ 24.84
Exchange of shares amount			$ 47,782,000
GCI [Member] | 10000 TEU and 14000 TEU Newbuilding Vessels [Member]
Business Acquisition [Line Items]
Number of vessels acquired | Vessel	2
Number of containerships acquired | Containership	18